Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Summary of trade and other receivables

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
R&D tax relief receivable	8,686	16,416
Government grants and VAT receivable	4,349	4,060
Prepayments	4,576	5,062
Other receivables	634	875
Amounts due from related party	52	—
	18,297	26,413